WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	AUSTRALIA — 2.0%
51,719	Atlassian Corp. - Class A*	$10,090,894
	CANADA — 6.2%
192,209	Canadian Pacific Kansas City Ltd.	16,947,068
83,239	Waste Connections, Inc.	14,317,940
		31,265,008
	DENMARK — 4.9%
190,882	Novo Nordisk A.S. - Class B	24,484,907
	FRANCE — 2.7%
15,064	LVMH Moet Hennessy Louis Vuitton S.E.	13,549,311
	INDIA — 2.6%
486,121	ICICI Bank Ltd. - ADR	12,838,456
	ITALY — 2.0%
22,562	Ferrari N.V.	9,833,907
	NETHERLANDS — 3.0%
8,802	Adyen N.V.*	14,889,995
	UNITED KINGDOM — 8.0%
452,011	3i Group PLC	16,025,481
68,388	AstraZeneca PLC	9,216,800
31,490	Linde PLC	14,621,437
		39,863,718
	UNITED STATES — 67.0%
111,477	Amazon.com, Inc.*	20,108,221
160,920	AppLovin Corp. - Class A	11,138,882
71,559	Arista Networks, Inc.*	20,750,679
63,034	Arthur J. Gallagher & Co.	15,761,021
100,560	Booz Allen Hamilton Holding Corp.	14,927,126
177,626	Corteva, Inc.	10,243,692
12,898	Costco Wholesale Corp.	9,449,462
126,336	Datadog, Inc.*	15,615,130
119,819	Entegris, Inc.	16,839,362
108,720	Floor & Decor Holdings, Inc. - Class A*	14,092,286
137,805	General Electric Co.	24,188,912
77,680	Illumina, Inc.*	10,667,018
41,902	Intuitive Surgical, Inc.*	16,722,669
11,831	Lam Research Corp.	11,494,645

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
38,703	LPL Financial Holdings, Inc.	$10,225,333
26,465	McKesson Corp.	14,207,735
46,269	Microsoft Corp.	19,466,294
18,966	NVIDIA Corp.	17,136,919
51,072	Old Dominion Freight Line, Inc.	11,200,600
44,980	Snowflake, Inc. - Class A*	7,268,768
24,106	Thermo Fisher Scientific, Inc.	14,010,648
29,180	UnitedHealth Group, Inc.	14,435,346
52,066	Visa, Inc. - Class A	14,530,579
		334,481,327
	TOTAL COMMON STOCKS
	(Cost $364,903,364)	491,297,523
	SHORT-TERM INVESTMENTS — 1.5%
7,437,513	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[1]	7,437,513
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,437,513)	7,437,513
	TOTAL INVESTMENTS — 99.9%
	(Cost $372,340,877)	498,735,036
	Other Assets in Excess of Liabilities — 0.1%	680,415
	TOTAL NET ASSETS — 100.0%	$499,415,451

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.